Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

7 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has 2 office premises and 1 office equipment lease agreements with lease terms ranging from 2 to 10 years, respectively. One of the office premises was renewed during the year for a further 5 months and accordingly accounted for as a lease modification. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

As of December 31, 2024, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office lease at Paya Lebar Square in Singapore	2 years
WAFIP Innovation Centre in Australia	10 years
Photocopier machine	5 years

(a) Amount recognized in the consolidated balance sheet:

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Right-of-use assets	183,796	201,603	147,565
Lease liabilities
Current	25,349	57,965	42,428
Non-current	162,281	152,742	111,801
	187,630	210,707	154,229

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Amortization of right-of-use assets	56,065	60,326	44,156
Interest of lease liabilities	11,991	10,767	7,881

7	Leases (continued)

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024 were as follows:

	Minimum lease payment
Twelve months ending December 31,	S$	US$
2025	66,682	48,808
2026	35,182	25,752
2027	24,682	18,066
2028	23,578	17,258
2029 onwards	94,024	68,822
Total future minimum lease payments	244,148	178,706
Less imputed interest	(33,441)	(24,477)
Present value of operating lease liabilities	210,707	154,229
Less: current portion	(57,965)	(42,428)
Long-term portion	152,742	111,801

The following summarizes other supplemental information about the Company’s lease as of December 31, 2023 and 2024:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	4.89%	4.74%
Weighted average remaining lease term	4.56 years	3.66 years